Events after the reporting date (Details) - Subsequent Events [Member] $ in Millions	Jan. 31, 2023 USD ($) m²
Leases [Abstract]
Area of office space leased | m²	391
Lease term	5 years
Cash outflow for leases | $	$ 0.3